Schedule of Details the Revenue, Significant expenses and Other Segment (Details) - USD ($)		3 Months Ended		6 Months Ended			9 Months Ended	12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenues		$ 2,716,000	$ 2,440,000	$ 4,709,000		$ 4,866,000
Adjusted general and administrative		1,502,000	2,053,000	4,048,000		4,212,000
Adjusted depreciation and amortization				96,000		125,000
Adjusted impairement of ROU lease						3,878,000
Share based compensation				47,000		36,000
Change in fair value of warrant liability				6,468,000
Income tax provision			(52,000)
Total segment assets		12,695,000		12,695,000	$ 18,302,000			$ 18,302,000
Impairment of goodwill
Previously Reported [Member]
Segment Reporting Information [Line Items]
Revenues							$ 29,198,000	23,494,000
Adjusted general and administrative							8,616,000	12,240,000
Adjusted depreciation and amortization							287,000	192,000
Share based compensation							110,000	630,000
Change in fair value of warrant liability								(334,000)
Loss on issuance of warrants								8,889,000
Income tax provision
Total segment assets					18,302,000		27,715,000	18,302,000
Impairment of goodwill					3,592,000			3,592,000
Impairment of note receivable								439,000
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		2,716,000	2,440,000	4,709,000		4,866,000
Adjusted cost of revenues		1,762,000	2,116,000	3,255,000		4,040,000
Adjusted sales and marketing		234,000	547,000	998,000		1,177,000
Adjusted general and administrative	[1]	1,495,000	1,982,000	3,908,000		4,070,000
Adjusted depreciation and amortization		45,000	54,000	93,000		106,000
Adjusted impairement of ROU lease			3,878,000			3,878,000
Share based compensation		(38,000)	17,000	47,000		36,000
Change in fair value of warrant liability				6,468,000
Gain on disposal of fixed assets
Loss on issuance of warrants
Interest expense		27,000	17,000	43,000		45,000
Other income (expense), net
Income tax provision			(52,000)
Segment net loss		(809,000)	(6,119,000)	(10,103,000)		(8,486,000)
Total segment assets		8,277,000	12,367,000	8,277,000		12,367,000
Total segment assets					17,516,000			17,516,000
Operating Segments [Member] | Previously Reported [Member]
Segment Reporting Information [Line Items]
Revenues							29,198,000	23,494,000
Adjusted cost of revenues							23,008,000	18,713,000
Adjusted sales and marketing							3,717,000	2,874,000
Adjusted general and administrative	[2]						8,219,000	10,949,000
Adjusted depreciation and amortization							287,000	222,000
Share based compensation							110,000	630,000
Change in fair value of warrant liability								(334,000)
Gain on disposal of fixed assets							(44,000)
Loss on issuance of warrants								8,889,000
Interest expense							299,000	1,887,000
Segment net loss							(6,398,000)	24,367,000
Total segment assets					18,302,000			18,302,000
Impairment of goodwill								3,592,000
Impairment of note receivable								439,000
Total segment assets					17,516,000			17,516,000
Operating Segments [Member] | Singing Machine [Member]
Segment Reporting Information [Line Items]
Revenues		1,564,000	2,440,000	3,434,000		4,866,000
Adjusted cost of revenues		270,000	2,116,000	1,634,000		4,040,000
Adjusted sales and marketing		234,000	547,000	998,000		1,177,000
Adjusted general and administrative	[1]	751,000	1,982,000	2,684,000		4,070,000
Adjusted depreciation and amortization		28,000	54,000	61,000		106,000
Adjusted impairement of ROU lease			3,878,000			3,878,000
Share based compensation		(38,000)	17,000	47,000		36,000
Change in fair value of warrant liability				6,468,000
Gain on disposal of fixed assets
Loss on issuance of warrants
Interest expense		9,000	17,000	9,000		45,000
Other income (expense), net
Income tax provision			(52,000)
Segment net loss		310,000	(6,119,000)	(8,467,000)		(8,486,000)
Total segment assets		5,244,000	12,367,000	5,244,000	16,301,000	12,367,000		16,301,000
Operating Segments [Member] | Singing Machine [Member] | Previously Reported [Member]
Segment Reporting Information [Line Items]
Revenues							29,198,000	23,197,000
Adjusted cost of revenues							23,008,000	18,222,000
Adjusted sales and marketing							3,717,000	2,874,000
Adjusted general and administrative	[2]						8,219,000	9,935,000
Adjusted depreciation and amortization							287,000	191,000
Share based compensation							110,000	578,000
Change in fair value of warrant liability								(334,000)
Gain on disposal of fixed assets							(44,000)
Loss on issuance of warrants								8,889,000
Interest expense							299,000	1,660,000
Segment net loss							(6,398,000)	18,818,000
Impairment of goodwill
Impairment of note receivable
Total segment assets					16,301,000			16,301,000
Operating Segments [Member] | Semi Cab [Member]
Segment Reporting Information [Line Items]
Revenues		1,152,000		1,275,000
Adjusted cost of revenues		1,492,000		1,621,000
Adjusted sales and marketing
Adjusted general and administrative	[1]	744,000		1,224,000
Adjusted depreciation and amortization		17,000		32,000
Adjusted impairement of ROU lease
Share based compensation
Change in fair value of warrant liability
Gain on disposal of fixed assets
Loss on issuance of warrants
Interest expense		18,000		34,000
Other income (expense), net
Income tax provision
Segment net loss		(1,119,000)		(1,636,000)
Total segment assets		$ 3,033,000		$ 3,033,000	1,215,000			1,215,000
Operating Segments [Member] | Semi Cab [Member] | Previously Reported [Member]
Segment Reporting Information [Line Items]
Revenues								297,000
Adjusted cost of revenues								491,000
Adjusted sales and marketing
Adjusted general and administrative	[2]							1,014,000
Adjusted depreciation and amortization								31,000
Share based compensation								52,000
Change in fair value of warrant liability
Gain on disposal of fixed assets
Loss on issuance of warrants
Interest expense								227,000
Segment net loss								5,549,000
Impairment of goodwill								3,592,000
Impairment of note receivable								439,000
Total segment assets					$ 1,215,000			$ 1,215,000

[1]	Excludes depreciation and amortization, share-based compensation, impairment of goodwill and impairment of a note receivable.
[2]	Excludes depreciation and amortization, share-based compensation, impairment of goodwill and impairment of a note receivable.